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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043


                   	  Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer High Income Trust
               SCHEDULE OF INVESTMENTS 12/31/09 (unaudited)
    Principal
    Amount
    USD ($)                                                   Value

               ASSET BACKED SECURITIES - 2.6% of Net Assets
               Transportation - 0.1%
               Airlines - 0.1%
    256,736    Continental Airlines, Inc., Series B, 8.499 $          243,900
               Total Transportation                        $          243,900

               Banks - 1.1%
               Thrifts & Mortgage Finance - 1.1%
    647,795   (ACE Securities Corp., 0.681%, 4/25/35       $          605,579
    531,443   (ACE Securities Corp., 0.831%, 12/25/34                  364,951
    385,936   (Amortizing Residential Collateral Trust, 1.             155,913
    1,088,791 (Aviation Capital Group Trust, 0.713%, 11/15             555,283
    280,000   (Bear Stearns Asset Backed Securities Trust,               77,155
    222,982   (FBR Securitization Trust, 0.581%, 10/25/35              125,287
    965,000   (Home Equity Asset Trust, 0.341%, 3/25/37                707,070
    725,363   (Morgan Stanley Capital, Inc., 0.341%, 2/25/             634,131
    373,651   (Morgan Stanley Capital, Inc., 0.341%, 2/25/             315,627
    477,830   (Residential Asset Securities Corp., 0.461%, $          399,441
               Total Banks                                 $       3,940,437

               Diversified Financials - 0.4%
               Other Diversified Financial Services - 0.2%
    1,417,916 (Aircraft Finance Trust, 0.713%, 5/15/24 (14 $          552,987
    281,489   (Aircraft Finance Trust, 0.733%, 5/15/24 (14             182,968
                                                           $          735,955
               Specialized Finance - 0.2%
    850,000    Dominos Pizza Master Issuer LLC, 5.261%, 4/ $          728,499

               Total Diversified Financials                $       1,464,454

               Utilities - 1.0%
               Multi-Utilities - 1.0%
    3,868,223  Ormat Funding Corp., 8.25%, 12/30/20        $       3,491,071
               Total Utilities                             $       3,491,071

               TOTAL ASSET BACKED SECURITIES
               (Cost $9,312,393)                           $       9,139,862

               COLLATERALIZED MORTAGE BACKED SECURITIES - 1.7% of Net Assets
               Consumer Services - 0.4%
               Restaurants - 0.4%
    300,000    DB Master Finance LLC, 5.779%, 6/20/31 (144 $          289,245
    1,245,000  DB Master Finance LLC, 8.285%, 6/20/31 (144          1,051,975
               Total Consumer Services                     $       1,341,220

               Banks - 1.3%
               Thrifts & Mortgage Finance - 1.3%
    835,000   (Carrington Mortgage Loan Trust, 0.331%, 10/ $          636,500
    647,284   (Carrington Mortgage Loan Trust, 0.351%, 2/2             571,956
    1,504,000 (Carrington Mortgage Loan Trust, 0.431%, 2/2             640,832
    215,000   (Chase Commercial Mortgage Securities Corp.,             213,896
    399,509   (Countrywide Alternative Loan Trust, 0.561%,             208,498
    473,546   (Countrywide Alternative Loan Trust, 0.581%,             246,984
    662,683   (Countrywide Alternative Loan Trust, 0.591%,             195,489
    291,158   (Countrywide Home Loan Mortgage Pass Through               99,311
    147,354   (First Franklin Mortgage Loan Asset Backed C               97,385
    586,885   (JPMorgan Mortgage Trust, 4.954%, 11/25/35               533,524
    1,572,880 (Luminent Mortgage Trust, 0.491%, 7/25/36                183,827
    399,726   (Structured Asset Mortgage Investments, Inc.             223,040
    916,811   (WaMu Mortgage Pass Through Certificates, 0.             674,428
    220,919   (WaMu Mortgage Pass Through Certificates, 0.               92,129
               Total Banks                                 $       4,617,799

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
               (Cost $7,842,720)                           $       5,959,019

               CORPORATE BONDS & NOTES - 108.8% of Net Assets
               Energy - 11.8%
               Oil & Gas Drilling - 1.1%
    3,453,669  DDI Holding AS, 9.3%, 1/19/12 (144A)        $       3,177,375
    500,000    Hercules Offshore, Inc., 10.5%, 10/15/17 (1             527,500
                                                           $       3,704,875
               Oil & Gas Equipment & Services - 2.2%
    3,000,000  Aquilex Holdings LLC/Aquilex Finance Corp., $       2,992,500
    600,000   (DP Producer AS, 0.0%, 12/5/11 (144A)                        6,000
    865,000    Expro Finance Luxembourg SCA, 8.5%, 12/15/1             858,513
NOK 4,600,000  Petrojack AS, 11.0%, 4/19/10                            159,258
    400,000   (PetroProd, Ltd., 0.0%, 1/12/12 (144A)                     76,000
    2,500,000  Sevan Marine ASA, 9.25%, 12/20/11 (144A)             2,300,000
    1,806,000  Skeie Drilling & Production ASA, 11.25%, 3/          1,092,630
                                                           $       7,484,901
               Oil & Gas Exploration & Production - 6.0%
    775,000    Berry Petroleum Co., 10.25%, 6/1/14         $          842,813
    390,000    Denbury Resources, Inc., 9.75%, 3/1/16                  416,325
    1,750,000  Hilcorp Energy I LP,  9.0%, 6/1/16 (144A)            1,776,250
    1,045,000  Linn Energy LLC, 11.75%, 5/15/17 (144A)              1,173,013
    2,020,000  Mariner Energy, Inc., 11.75%, 6/30/16                2,252,300
    2,500,000  Norse Energy Corp. ASA, 6.5%, 7/14/11 (144A          1,950,000
NOK 3,000,000  Norse Energy Corp. ASA, 10.0%, 7/13/10                  451,807
NOK 5,000,000  Norwegian Energy Co. AS, 12.9%, 11/20/14                867,695
    945,000    PetroHawk Energy Corp., 9.125%, 7/15/13                 987,525
    5,300,000  PetroQuest Energy, Inc., 10.375%, 5/15/12            5,300,000
    3,660,000  Quicksilver Resources, Inc., 7.125%, 4/1/16          3,412,950
    1,250,000 (SandRidge Energy, Inc., 8.625%, 4/1/15               1,250,000
                                                           $     20,680,678

               Oil & Gas Refining & Marketing - 0.7%
    2,215,000  Tesoro Corp., 9.75%, 6/1/19                 $       2,292,525

               Oil & Gas Storage & Transportation - 0.3%
    350,000   (Enterprise Products Operating LLC, 8.375%,  $          341,250
    945,000   (Southern Union Co., 7.2%, 11/1/66                       807,975
                                                           $       1,149,225
               Coal & Consumable Fuels - 1.5%
    1,350,000 (Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (14 $       1,336,500
    2,329,000  Drummond Co., Inc., 9.0%, 10/15/14 (144A)            2,442,539
    1,600,000  Murray Energy Corp., 10.25%, 10/15/15 (144A          1,592,000
                                                           $       5,371,039
               Total Energy                                $     40,683,243

               Materials - 16.3%
               Commodity Chemicals - 3.0%
    2,240,000 (ARCO Chemical Co., 9.8%, 2/1/20             $       1,590,400
    3,250,000 (Basell Finance Co., 8.1%, 3/15/27 (144A)             2,892,500
    1,000,000  Invista, 9.25%, 5/1/12 (144A)                        1,015,000
    4,500,000  Methanex Corp., 8.75%, 8/15/12                       4,668,750
EURO540,000   (Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)                139,457
                                                           $     10,306,107
               Diversified Chemicals - 0.3%
EURO350,000    Ineos Group Holdings Plc, 7.875%, 2/15/16 ( $          317,616
    925,000    Ineos Group Holdings Plc, 8.5%, 2/15/16 (14             622,063
                                                           $          939,679
               Specialty Chemicals - 0.8%
    3,000,000 (Hexion U.S. Finance Corp., 9.75%, 11/15/14  $       2,940,000

               Materials - 1.3%
    5,690,000  AGY Holding Corp., 11.0%, 11/15/14          $       4,651,575

               Construction Materials - 0.1%
    585,000    U.S. Concrete, Inc., 8.375%, 4/1/14         $          351,731

               Paper Packaging - 3.8%
    2,500,000  AEP Industries, Inc., 7.875%, 3/15/13       $       2,393,750
    300,000   (Corp Durango SAB de CV, 6.0%, 8/27/16                   210,000
    2,795,000  Graham Packaging Co., 9.875%, 10/15/14               2,850,900
    5,540,000 (Graphic Packaging International, Inc., 9.5%          5,720,050
    2,250,000  U.S. Corrugated, Inc., 10.0%, 6/1/13                 1,867,500
                                                           $     13,042,200
               Aluminum - 0.2%
    1,200,000 (Asia Aluminum Holdings, Ltd., 8.0%, 12/23/1 $          187,500
    753,411   (Noranda Aluminum Acquisition Corp., 5.274%,             555,641
                                                           $          743,141
               Diversified Metals & Mining - 2.5%
    1,200,000 (Blaze Recycling & Metals LLC, 13.0%, 7/16/1 $          813,000
    2,890,000  FMG Finance Pty., Ltd., 10.625%, 9/1/16 (14          3,197,062
    4,070,000  Teck Resources, Ltd., 10.25%, 5/15/16                4,741,550
                                                           $       8,751,612
               Steel - 1.9%
    4,435,000  Algoma Acquisition Corp., 9.875%, 6/15/15 ( $       3,775,294
    2,400,000  CSN Islands VIII Corp., 9.75%, 12/16/13 (14          2,772,000
                                                           $       6,547,294
               Forest Products - 0.5%
    1,645,000 (Mandra Forestry Holdings, Ltd., 12.0%, 5/15 $       1,562,750

               Paper Products - 1.9%
    645,000    Cellu Tissue Holdings, Inc., 11.5%, 6/1/14  $          715,950
    405,000    Clearwater Paper Corp., 10.625%, 6/15/16 (1             452,081
    5,450,000  Exopack Holding Corp., 11.25%, 2/1/14                5,538,562
                                                           $       6,706,593
               Total Materials                             $     56,542,682

               Capital Goods - 8.3%
               Aerospace & Defense - 1.5%
    3,600,000  Aeroflex, Inc., 11.75%, 2/15/15             $       3,636,000
    1,465,000  BE Aerospace, Inc., 8.5%, 7/1/18                     1,552,900
                                                           $       5,188,900
               Building Products - 1.0%
    1,935,000 (Industrias Unidas SA de CV, 11.5%, 11/15/16 $       1,015,875
    1,790,000  Intcomex, Inc., 13.25%, 12/15/14 (144A)              1,772,100
    1,500,000 (Panolam Industries International, 10.75%, 1             483,750
                                                           $       3,271,725

               Industrial Conglomerates - 1.0%
    620,000    Bombardier, Inc., 8.0%, 11/15/14 (144A)     $          644,025
    3,180,000 (Indalex Holding Corp., 11.5%, 2/1/14                      47,700
    3,639,000 (Park-Ohio Industries, Inc., 8.375%, 11/15/1          2,792,932
                                                           $       3,484,657
               Construction & Farm Machinery & Heavy Trucks - 1.9%
    570,000    American Railcar Industries, Inc., 7.5%, 3/ $          532,238
    3,250,000  Commercial Vehicle Group, Inc., 8.0%, 7/1/1          1,933,750
    3,975,000  Hawk Corp., 8.75%, 11/1/14                           3,970,031
    275,000    Titan International, Inc., 8.0%, 1/15/12                269,500
                                                           $       6,705,519
               Industrial Machinery - 1.9%
    2,440,000  Industrias Metalurgicas Pescarmona SA, 11.2 $       1,854,400
    5,170,000  Mueller Water Products, Inc., 7.375%, 6/1/1          4,782,250
                                                           $       6,636,650
               Trading Companies & Distributors - 1.0%
    3,370,000  Wesco Distribution, Inc., 7.5%, 10/15/17    $       3,294,175
               Total Capital Goods                         $     28,581,626

               Commercial & Professional Services - 7.9%
               Commercial Printing - 0.7%
    2,560,000  Sheridan Acquisition Corp., 10.25%, 8/15/11 $       2,390,400

               Environmental & Facilities Services - 1.9%
    2,180,000 (Aleris International, Inc., 10.0%, 12/15/16 $            10,900
    315,000    Casella Waste Systems, Inc., 11.0%, 7/15/14             340,988
    1,275,000 (Ohio Air Quality Development Authority Reve             127,500
    5,800,000 (Waste Services, Inc., 9.5%, 4/15/14                  6,061,000
                                                           $       6,540,388
               Office Services & Supplies - 3.4%
    11,830,000 Xerox Capital Trust I, 8.0%, 2/1/27         $     11,711,700

               Diversified Support Services - 1.8%
    570,000    DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)    $          609,900
    820,000    KAR Holdings, Inc., 10.0%, 5/1/15                       877,400
    4,450     (MSX International UK, 12.5%, 4/1/12 (144A)           3,115,000
    1,870,000  Vangent, Inc., 9.625%, 2/15/15                       1,760,137
                                                           $       6,362,437
               Security & Alarm Services - 0.1%
    295,000    Geoeye, Inc., 9.625%, 10/1/15 (144A)        $          303,481
               Total Commercial & Professional Services    $     27,308,406

               Transportation - 2.4%
               Air Freight & Logistics - 1.1%
    2,000,000  CEVA Group Plc, 10.0%, 9/1/14 (144A)        $       1,900,000
EURO272,000    CEVA Group Plc, 10.0%, 12/1/16 (144A)                   249,760
    720,000    CEVA Group Plc, 11.625%, 10/1/16 (144A)                 738,900
EURO636,000    CEVA Group Plc, 12.0%, 9/1/14 (144A)                    880,558
                                                           $       3,769,218
               Airlines - 0.9%
    965,000    Delta Airlines, Inc., 9.5%, 9/15/14 (144A)  $       1,002,394
    2,090,000  Delta Airlines, Inc., 12.25%, 3/15/15 (144A          2,090,000
                                                           $       3,092,394
               Railroads - 0.4%
    1,250,000  Kansas City Southern de Mexico, 9.375%, 5/1 $       1,296,875
               Total Transportation                        $       8,158,487

               Automobiles & Components - 4.4%
               Auto Parts & Equipment - 4.0%
    1,250,000 (Allison Transmission, Inc., 11.0%, 11/1/15  $       1,312,500
    2,761,300 (Allison Transmission, Inc., 11.25%, 11/1/15          2,885,558
    4,760,000  Stanadyne Corp., 10.0%, 8/15/14                      4,331,600
    1,500,000 (Stanadyne Corp., 12.0%, 2/15/15                      1,035,000
    4,235,000 (Tenneco Automotive, Inc., 8.625%, 11/15/14           4,272,056
                                                           $     13,836,714
               Tires & Rubber - 0.4%
    1,165,000  Goodyear Tire & Rubber Co., 10.5%, 5/15/16  $       1,287,325
               Total Automobiles & Components              $     15,124,039

               Consumer Durables & Apparel - 3.7%
               Homebuilding - 0.8%
    3,060,000  Meritage Homes Corp., 6.25%, 3/15/15        $       2,815,200

               Housewares & Specialities - 2.9%
    1,435,000  Jarden Corp., 7.5%, 5/1/17                  $       1,431,413
    3,195,000 (Visant Holding Corp., 10.25%, 12/1/13                3,298,837
    3,690,000 (Yankee Acquisition Corp., 8.5%, 2/15/15              3,662,325
    1,500,000 (Yankee Acquisition Corp., 9.75%, 2/15/17             1,477,500
                                                           $       9,870,075
               Total Consumer Durables & Apparel           $     12,685,275

               Consumer Services - 3.2%
               Casinos & Gaming - 1.7%
    1,650,000 (Buffalo Thunder Development Authority, 9.37 $          288,750
    975,000    FireKeepers Development Authority, 13.875%,          1,106,625
    630,000    Galaxy Entertainment Finance Co., Ltd., 9.8             630,000
    4,500,000 (Little Traverse Bay Bands of Odawa Indians,          1,125,000
    1,375,000 (Mashantucket Western Pequot Tribe, 8.5%, 11             336,875
    1,585,000  Pokagon Gaming Authority, 10.375%, 6/15/14           1,648,400
    275,000    Scientific Games International, Inc., 9.25%             288,750
    740,000    Shingle Springs Tribal Gaming Authority, 9.             562,400
                                                           $       5,986,800
               Specialized Consumer Services - 0.5%
    1,750,000 (Stonemor Operating LLC/Cornerstone Family S $       1,780,625
               Total Consumer Services                     $       7,767,425

               Media - 4.5%
               Broadcasting - 0.8%
    2,690,000  MDC Partners, Inc., 11.0%, 11/1/16 (144A)   $       2,797,600

               Broadcasting - 3.3%
    1,096,054  CCH II LLC/CCH II Capital Corp., 13.5%, 11/ $       1,290,604
EURO3,750,000  Kabel Deutschland GMBH, 10.75%, 7/1/14               5,662,743
    4,857,287 (Univision Communications, 9.75%, 3/15/15 (1          4,322,985
                                                           $     11,276,332
               Publishing - 0.4%
    1,400,000  TL Acquisitions, Inc., 10.5%, 1/15/15 (144A $       1,338,750
               Total Media                                 $     15,412,682

               Retailing - 3.8%
               Internet Retailing - 1.4%
    4,340,000  Ticketmaster Entertainment, Inc., 10.75%, 8 $       4,676,350

               Specialty Stores - 1.4%
    4,615,000 (Sally Holdings LLC, 10.5%, 11/15/16         $       4,961,125

               Automotive Retailing - 1.0%
    3,475,000  Sonic Automotive, Inc., 8.625%, 8/15/13     $       3,457,625
               Total Retailing                             $     13,095,100

               Food, Beverage & Tobacco - 4.0%
               Brewers - 2.0%
    5,885,000  Cia Brasileira de Bebida, 10.5%, 12/15/11   $       6,782,462

               Packaged Foods & Meats - 1.0%
    775,000    Bertin, Ltd., 10.25%, 10/5/16 (144A)        $          790,500
    500,000    Marfrig Overseas, Ltd., 9.625%, 11/16/16 (1             502,500
    2,410,000  Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)          2,241,300
                                                           $       3,534,300
               Tobacco - 1.0%
    3,450,000  Alliance One International, Inc., 10.0%, 7/ $       3,622,500
               Total Food, Beverage & Tobacco              $     13,939,262

               Household & Personal Products - 0.8%
               Household Products - 0.5%
    1,740,000  Central Garden & Pet Co., 9.125%, 2/1/13    $       1,763,925

               Personal Products - 0.3%
    1,050,000  Revlon Consumer Products Corp., 9.75%, 11/1 $       1,084,125
               Total Household & Personal Products         $       2,848,050

               Health Care Equipment & Services - 6.4%
               Health Care Equipment & Services - 0.8%
    2,875,000  Accellent, Inc., 10.5%, 12/1/13             $       2,767,187

               Health Care Supplies - 1.8%
    1,000,000  Bausch & Lomb, Inc., 9.875%, 11/1/15        $       1,055,000
    4,085,000 (Biomet, Inc., 10.375%, 10/15/17                      4,432,225
    615,000    Inverness Medical Innovations, Inc., 9.0%,              630,375
                                                           $       6,117,600
               Health Care Services - 0.3%
    1,105,000  AMR HoldCo, 10.0%, 2/15/15                  $       1,160,250

               Health Care Facilities - 2.2%
    535,000    HCA, Inc., 6.25%, 2/15/13                   $          520,288
    3,308,147 (HCA, Inc., 9.625%, 11/15/16                          3,589,339
    110,000    HCA, Inc., 9.875%, 2/15/17 (144A)                       121,550
    3,725,000  Surgical Care Affiliates, Inc., 10.0%, 7/15          3,427,000
                                                           $       7,658,177
               Managed Health Care - 1.3%
    4,400,000  Multiplan, Inc., 10.375%, 4/15/16 (144A)    $       4,290,000
               Total Health Care Equipment & Services      $     21,993,214

               Pharmaceuticals & Biotechnology & Life Sciences - 1.6%
               Pharmaceuticals - 1.5%
    2,075,000  Phibro Animal Health Corp., 10.0%, 8/1/13 ( $       2,163,187
    3,070,000  Phibro Animal Health Corp., 13.0%, 8/1/14 (          3,100,700
                                                           $       5,263,887
               Life Sciences Tools & Services - 0.1%
    400,000   (Catalent Pharma Solutions, Inc., 9.5%, 4/15 $          361,000
               Total Pharmaceuticals & Biotechnology & Lif $       5,624,887

               Banks - 1.2%
               Diversified Banks - 0.1%
    400,000   (Banco Macro SA, 10.75%, 6/7/12              $          272,000

               Regional Banks - 1.1%
    1,225,000 (PNC Financial Services Group, Inc., 8.25%   $       1,237,837
    1,790,000 (State Street Capital Trust III, 8.25%, 3/15          1,833,336
    750,000   (Wells Fargo Capital XV, 9.75%                           802,500
                                                           $       3,873,673
               Total Banks                                 $       4,145,673

               Diversified Financials - 2.5%
               Specialized Finance - 1.2%
    3,770,000  ACE Cash Express, Inc., 10.25%, 10/1/14 (14 $       2,752,100
    500,000    Capital One Capital V, 10.25%, 8/15/39                  581,250
    695,000    National Money Mart Co., 10.375%, 12/15/16              708,900
                                                           $       4,042,250
               Consumer Finance - 0.5%
    1,750,000  Ford Motor Credit Co., LLC, 7.875%, 6/15/10 $       1,776,437

               Asset Management & Custody Banks - 0.4%
    575,000   (Janus Capital Group, Inc., 6.5%, 6/15/12    $          570,770
    975,000   (Janus Capital Group, Inc., 6.95%, 6/15/17               918,990
                                                           $       1,489,760
               Investment Banking & Brokerage - 0.4%
    300,000    Cemex Finance LLC, 9.5%, 12/14/16 (144A)    $          314,250
    1,325,000 (Goldman Sachs Capital II, 5.793%                     1,026,875
                                                           $       1,341,125
               Total Diversified Financials                $       8,649,572

               Insurance - 8.8%
               Insurance Brokers - 2.9%
    3,305,000  Alliant Holdings I, Inc., 11.0%, 5/1/15 (14 $       3,313,262
    100,000    HUB International Holdings, Inc., 9.0%, 12/               95,500
    4,455,000  HUB International Holdings, Inc., 10.25%, 6          4,098,600
    1,249,000 (U.S.I. Holdings Corp., 4.148%, 11/15/14 (14          1,025,741
    1,610,000  U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A          1,467,113
                                                           $     10,000,216
               Multi-Line Insurance - 1.3%
    3,075,000 (Liberty Mutual Group, Inc., 10.75%, 6/15/58 $       3,259,500
    1,100,000  MetLife, Inc., 10.75%, 8/1/39                        1,354,569
                                                           $       4,614,069
               Property & Casualty Insurance - 1.4%
    5,300,000  Allmerica Financial Corp., 7.625%, 10/15/25 $       4,876,000

               Reinsurance - 3.2%
EURO275,000   (Atlas Reinsurance Plc, 11.0%, 1/10/11 (144A $          383,704
    375,000   (Blue Fin, Ltd., 4.684% 4/10/12 (144A)                   339,600
    250,000   (Ibis Re, Ltd., 10.504%, 5/10/12 (144A)                  268,700
    300,000   (Montana Re, Ltd., 13.504%, 12/7/12 (144A)               297,330
    250,000   (Mystic Re II, Ltd., 10.254%, 6/7/11 (144A)              255,100
    9,000,000  NCO Group, Inc., 11.875%, 11/15/14                   6,896,250
    250,000   (Residential Reinsurance 2007, Ltd., 10.506%             256,300
    650,000   (Residential Reinsurance 2008, Ltd., 7.006%,             640,705
    850,000   (Residential Reinsurance 2008, Ltd., 11.756%             859,775
    250,000    Successor X, Ltd., 0.0%, 12/9/10 (144A)                 222,275
    500,000   (Successor II, Ltd., 25.255%, 4/6/10 (144A)              501,150
                                                           $     10,920,889
               Total Insurance                             $     30,411,174


               Real Estate - 1.3%
               Real Estate Operating Companies - 1.3%
    172,585   (Alto Palermo SA, 11.0%, 6/11/12 (144A)      $            87,156
    5,000,000  Forest City Enterprises, Inc., 7.625%, 6/1/          4,475,000
               Total Real Estate                           $       4,562,156

               Software & Services - 3.6%
               Internet Software & Services - 0.9%
    2,892,000  Terremark Worldwide, Inc., 12.0%, 6/15/17 ( $       3,195,660

               IT Consulting & Other Services - 0.8%
    2,845,000  Activant Solutions, Inc., 9.5%, 5/1/16      $       2,684,969

               Data Processing & Outsourced Services - 1.3%
    4,965,000  First Data Corp., 9.875%, 9/24/15           $       4,629,862

               Systems Software - 0.6%
    5,745,000 (Pegasus Solutions, Inc., 10.5%, 4/15/15 (14 $       1,960,481
               Total Software & Services                   $     12,470,972

               Technology Hardware & Equipment - 0.2%
               Computer Storage & Peripherals - 0.2%
    600,000    Seagate Technology International, 10.0%, 5/ $          663,000
               Total Technology Hardware & Equipment       $          663,000

               Telecommunication Services - 11.7%
               Alternative Carriers - 0.7%
    2,210,000  Global Crossings, Ltd., 12.0%, 9/15/15 (144 $       2,425,475

               Integrated Telecommunication Services - 3.4%
    4,295,000  Broadview Networks Holdings, Inc., 11.375%, $       4,112,462
    3,000,000  GCI, Inc., 7.25%, 2/15/14                            2,973,750
    1,000,000  PAETEC Holding Corp., 8.875%, 6/30/17                1,012,500
    3,865,000 (PAETEC Holding Corp., 9.5%, 7/15/15                  3,720,062
                                                           $     11,818,774
               Wireless Telecommunication Services - 7.6%
    220,000    Cell C Property, Ltd., 11.0%, 7/1/15 (144A) $          217,800
    6,400,000 (Cricket Communications, Inc., 9.375%, 11/1/          6,432,000
    970,000    Hughes Network Systems LLC, 9.5%, 4/15/14               991,825
    4,320,000  Hughes Network Systems LLC, 9.5%, 4/15/14            4,460,400
    3,125,000 (Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A          3,062,500
    2,500,000  Intelsat Corp., 9.25%, 6/15/16                       2,581,250
    2,500,000 (Intelsat Jackson Holdings, Ltd., 11.5%, 6/1          2,700,000
    1,000,000  Intelsat Subsidiary Holding Co., Ltd., 8.5%          1,020,000
    540,000    MetroPCS Wireless, Inc., 9.25%, 11/1/14                 546,750
    535,000    Telesat Canada, 11.0%, 11/1/15                          580,475
    800,000    Telesat Canada, 12.5%, 11/1/17                          880,000
    3,020,000  True Move Co., Ltd., 10.75%, 12/16/13 (144A          2,914,300
                                                           $     26,387,300
               Total Telecommunication Services            $     40,631,549

               Utilities - 1.4%
               Electric Utilities - 0.6%
    2,595,000 (Texas Competitive Electric Holdings Co. LLC $       2,101,950

               Multi - Utilities - 0.3%
    1,000,000  PNM Resources, Inc., 9.25%, 5/15/15         $       1,051,250

               Independent Power Producers & Energy Traders - 0.5%
    1,800,000  Intergen NV, 9.0%, 6/30/17 (144A)           $       1,876,500
               Total Utilities                             $       5,029,700
               TOTAL CORPORATE BONDS & NOTES
               (Cost $373,725,029)                         $   376,328,174

               CONVERTIBLE BONDS & NOTES - 7.4% of Net Assets
               Energy - 2.2%
               Oil & Gas Drilling - 1.3%
    2,265,000 (Hercules Offshore, Inc., 3.375%, 6/1/38 (14 $       1,797,844
    1,600,000  Transocean, Ltd., 1.5%, 12/15/37                     1,544,000
    1,175,000  Transocean, Ltd., 1.625%, 12/15/37                   1,163,250
                                                           $       4,505,094
               Oil & Gas Exploration & Production - 0.4%
    225,000    Carrizo Oil & Gas, Inc., 4.375%, 6/1/28     $          193,219
    1,340,000  Chesapeake Energy Corp., 2.5%, 5/15/37               1,199,300
                                                           $       1,392,519
               Coal & Consumable Fuels - 0.5%
    1,905,000  Massey Energy Co., 3.25%, 8/1/15            $       1,664,494
               Total Energy                                $       7,562,107

               Materials - 0.7%
               Diversified Chemicals - 0.7%
    4,000     (Hercules, Inc., 6.5%, 6/30/29               $       2,628,000
               Total Materails                             $       2,628,000

               Transportation - 0.8%
               Marine - 0.8%
    3,330,000  Horizon Lines, Inc., 4.25%, 8/15/12         $       2,705,625
               Total Transportation                        $       2,705,625

               Media - 0.4%
               Movies & Entertainment - 0.4%
    1,832,000  Live Nation, Inc., 2.875%, 7/15/27          $       1,419,800
               Total Media                                 $       1,419,800

               Health Care Equipment & Services - 1.7%
               Health Care Equipment & Services - 0.7%
    2,837,000 (Hologic, Inc., 2.0%, 12/15/37               $       2,422,089

               Health Care Services - 0.3%
    1,210,000  Omnicare, Inc., 3.25%, 12/15/35             $          984,638

               Health Care Facilities - 0.7%
    1,985,000  LifePoint Hospitals, Inc., 3.25%, 8/15/25   $       1,828,681
    780,000    LifePoint Hospitals, Inc., 3.5%, 5/15/14                726,375
                                                           $       2,555,056
               Total Health Care Equipment & Services      $       5,961,783

               Technology Hardware & Equipment - 0.6%
               Communications Equipment - 0.2%
    1,080,000 (Nortel Networks Corp., 2.125%, 4/15/14      $          733,050

               Electronic Equipment &  Instruments - 0.4%
    1,514,000  L-1 Identity Solutions, Inc., 3.75%, 5/15/2 $       1,364,492
               Total Technology Hardware & Equipment       $       2,097,542

               Telecommunication Services - 1.0%
               Alternative Carriers - 1.0%
    3,025,000  Time Warner Telecom, Inc., 2.375%, 4/1/26   $       3,331,281
               Total Telecommunication Services            $       3,331,281
               TOTAL CONVERTIBLE BONDS & NOTES             $     25,706,138
               (Cost $19,987,186)

               MUNICIPAL BONDS - 5.6% of Net Assets
               Indiana  - 1.7%
    1,650,000  East Chicago Industrial Pollution Control R $       1,574,694
    4,250,000  Indiana Development Finance Authority Reven          4,148,467
                                                           $       5,723,161
               New Jersey - 1.2%
    4,525,000  New Jersey Economic Development Authority R $       4,238,024

               New York - 0.9%
    3,475,000  New York City Industrial Development Agency $       3,166,768

               North Carolina  - 1.8%
    6,300,000  Charlotte Special Facilities Refunding Reve $       4,421,403
    2,000,000  Charlotte Special Facilities Refunding Reve          1,712,300
                                                           $       6,133,703
               TOTAL MUNICIPAL BONDS
               (Cost $16,597,303)                          $     19,261,656

               MUNICIPAL COLLATERALIZED DEBT OBLIGATION - 0.7% of Net Assets
    3,300,000 (Non-Profit Preferred Funding Trust I, 12.0% $       2,489,553
               TOTAL MUNICIPAL COLLATERALIZED DEBT OBLIGATION
               (Cost $3,293,400)                           $       2,489,553

               SOVEREIGN DEBT OBLIGATIONS - 1.7% of Net Assets
               Brazil - 1.0%
ITL 4,600,000,(Banco Nacional de Desenvolimento Bndes, 8.0 $       3,451,145

               Russia - 0.7%
    2,180,800 (Russia Government International Bond, 7.5%, $       2,461,578
               TOTAL SOVEREIGN DEBT OBLIGATIONS
               (Cost $4,294,405)                           $       5,912,723

               FLOATING RATE LOAN INTERESTS - 3.5% of Net Assets (h)
               Energy - 0.1%
               Oil & Gas Exploration & Production - 0.1%
    483,383    Venoco, Inc., Second Lien Term Loan, 4.25%, $          436,706
               Total Energy                                $          436,706

               Materials - 0.4%
               Steel - 0.4%
    2,242,500  Niagara Corp., Term Loan, 9.25%, 6/30/14    $       1,480,050
               Total Materials                             $       1,480,050

               Capital Goods - 0.7%
               Building Products - 0.7%
    135,975    Custom Building Products, Inc., First Lien  $          132,916
    2,250,000  Custom Building Products, Inc., Second Lien          2,157,187
               Total Capital Goods                         $       2,290,103

               Commercial & Professional Services - 0.0%
               Diversified Support Services - 0.0%
    119,378    Rental Service Corp., Second Lien Initial T $          111,718
               Total Commercial & Professional Services    $          111,718


               Consumer Services - 0.2%
               Casinos & Gaming - 0.2%
    2,500,000 (Gateway Casinos & Entertainment, Inc., Adva $          761,720
               Total Consumer Services                     $          761,720

               Household & Personal Products - 0.1%
               Household Products - 0.1%
    141,647    Central Garden & Pet Co., Tranche B Term Lo $          134,742
    180,270    Spectrum Brands, Inc., Dollar Term Loan B,              178,862
    9,271      Spectrum Brands, Inc., Letter of Credit Loa                 9,199
               Total Household & Personal Products         $          322,803

               Diversified Financials - 1.0%
               Other Diversified Financial Services - 1.0%
EURO2,668,899 (Louis Topco, Ltd., Term Loan, 8.471%, 6/1/1 $       3,229,273

               Consumer Finance - 0.0%
    7,117      Dollar Financial Corp., Canadian Borrower T $              6,880
    5,233      Dollar Financial Corp., Delayed Draw Term L                 5,059
                                                           $            11,939
               Total Diversified Financials                $       3,241,212

               Insurance - 0.7%
               Multi-Line Insurance - 0.7%
    383,906    AmWins Group, Inc., Initial Term Loan  2.76 $          334,958
    2,250,000  AmWins Group, Inc., Second Lien Initial Ter          1,850,625
               Total Insurance                             $       2,185,583

               Utilities - 0.3%
               Electric Utilities - 0.3%
    189,525    Texas Competitive Electric Holdings Co., LL $          152,662
    1,193,893  Texas Competitive Electric Holdings Co. LLC             975,261
               Total Utilities                             $       1,127,923
               TOTAL FLOATING RATE LOAN INTERESTS
               (Cost $14,894,247)                          $     11,957,818

               FIXED RATE LOAN INTERESTS - 0.4% of Net Assets
               Materials - 0.1%
               Diversified Metals Mining - 0.1%
    175,000   (Blaze Recycling & Metals, LLC, Term Loan, 1 $          175,000
               Total Materials                             $          175,000

               Semiconductors & Semiconductor Equipment - 0.3%
               Semiconductor Equipment - 0.3%
    1,023,266 (Freescale Semiconductor, Inc., Incremental  $       1,056,522
               Total Semiconductors & Semiconductor Equipm $       1,056,522
               TOTAL FIXED RATE LOAN INTERESTS
               (Cost $2,606,886)                           $       1,231,522

    Shares     COMMON STOCKS - 2.5% of Net Assets
               Energy - 0.1%
               Oil & Gas Equipment & Services  - 0.1%
    4,472,024 (Skeie Drilling & Production ASA             $          394,809
               Total Energy                                $          394,809

               Materials - 0.6%
               Commodity Chemicals  - 0.6%
    125,916   (Georgia Gulf Corp.                          $       2,188,420
               Total Materials                             $       2,188,420

               Transportation - 0.3%
               Airlines  - 0.3%
    96,586    (Delta Airlines, Inc.                        $       1,099,149
               Total Transportation                        $       1,099,149

               Automobiles & Components - 1.0%
               Auto Parts & Equipment  - 1.0%
    47,960    (Lear Corp.                                  $       3,244,045
               Total Automobiles & Components              $       3,244,045

               Media - 0.2%
               Cable & Satellite  - 0.2%
    17,042    (Charter Communications, Inc.                $          605,005
               Total Media                                 $          605,005

               Pharmaceuticals & Biotechnology & Life Sciences - 0.3% Pharmaceuticals - 0.3%
    17,818     Teva Pharmaceutical Industries, Ltd. (A.D.R $       1,001,015
               Total Pharmaceuticals & Biotechnology & Lif $       1,001,015
               TOTAL COMMON STOCKS
               (Cost $7,828,002)                           $       8,532,443

               CONVERTIBLE PREFERRED STOCK - 0.9% of Net Assets
               Materials - 0.2%
               Diversified Metals & Mining - 0.2%
    5,100      Freeport-McMoRan Copper & Gold, Inc., 6.75% $          587,520
               Total Materials                             $          587,520

               Diversified Financials - 0.7%
               Other Diversified Financial Services - 0.7%
    2,755      Bank of America Corp., 7.25%                $       2,421,645
               Total Diversified Financials                $       2,421,645
               TOTAL CONVERTIBLE PREFERRED STOCK
               (Cost $2,383,713)                           $       3,009,165

               WARRANTS - 0.4% of Net Assets
               Energy - 0.1%
               Oil & Gas Exploration & Production - 0.1%
    2,500,000 (Norse Energy Corp. ASA - CW11, Expires 7/14 $          376,506
               Total Energy                                $          376,506

               Materials - 0.0%
               Forest Products- 0.0%
    1,645     (Mandra Forestry Holdings, Ltd. - CW13, Expi $
-
               Total Materials                             $
-

               Automobiles & Components - 0.3%
               Auto Parts & Equipment  - 0.3%
    17,775    (Lear Corp. - CW-14, Expires 11/9/14         $       1,123,403
               Total Automobiles & Components              $       1,123,403

               Utilities- 0.0%
               Independent Power Producer & Energy Traders- 0.0%
    150,592   (Umoe Biofuel Energy ASA, Expires 6/7/12     $
-
               Total Utilities                             $
-
               TOTAL WARRANTS
               (Cost $1,284,684)                           $       1,499,909

               TEMPORARY CASH INVESTMENTS - 10.9% of Net Assets
               Securities Lending Collateral - 10.9%(l)
               Certificates of Deposit:
    1,116,932  Bank of Nova Scotia, 0.19%, 2/17/10         $       1,116,932
    309,279    BNP Paribas, 0.78%, 6/4/10                              309,279
    1,116,932  CBA Financial, 0.27%, 1/3/11                         1,116,932
    1,116,932  DnB NOR Bank ASA NY, 0.2%, 2/17/10                   1,116,932
    406,601    Nordea Bank Finland, 0.19%, 1/28/10                     406,601
    1,218,471  Rabobank Nederland NY, 0.19%, 3/2/10                 1,218,471
    1,015,393  Societe Generale, 0.21%, 3/4/10                      1,015,393
    1,015,418  Svenska NY, 0.20%, 3/30/10                           1,015,418
    721,340    Wachovia Bank NA, 1.17%, 5/14/10                        721,340
    108,914    Westpac Banking NY, 1.35%, 3/19/10                      108,914
                                                           $       8,146,212
               Commercial Paper:
    204,530    American Honda Finance, 0.22%, 2/5/10       $          204,530
    1,158,588  Bank of America, 0.87%, 5/12/10                      1,158,588
    811,834    BBVA London, 0.28%, 3/18/10                             811,834
    203,108    BBVA Senior US, 0.30%, 3/12/10                          203,108
    1,014,981  Cafco, 0.20%, 3/15/10                                1,014,981
    1,116,580  Char FD, 0.18%, 3/5/10                               1,116,580
    507,561    Ciesco, 0.20%, 2/18/10                                  507,561
    609,012    Ciesco, 0.20%, 3/8/10                                   609,012
    1,015,191  Fasco, 0.17%, 2/12/10                                1,015,191
    110,656    GE Capital Corp, 0.34%, 10/6/10                         110,656
    109,921    GE Capital Corp, 0.38%, 10/21/10                        109,921
    304,887    GE Capital Corp, 0.45%, 8/20/10                         304,887
    812,071    HND AF, 0.18%, 3/2/10                                   812,071
    1,116,628  HSBC, 0.20%, 2/19/10                                 1,116,628
    113,259    John Deer Capital Corp., 0.36%, 7/6/10                  113,259
    860,052    JPMorgan Chase & Co., 0.57%, 9/24/10                    860,052
    520,804    Kithaw, 0.20%, 2/23/10                                  520,804
    508,412    Kithaw, 0.21%, 3/2/10                                   508,412
    1,015,048  NABPP, 0.19%, 3/8/10                                 1,015,048
    284,731    Old LLC, 0.18%, 2/17/10                                 284,731
    697,278    Old LLC, 0.19%, 3/17/10                                 697,278
    791,412    PARFIN, 0.25%, 4/19/10                                  791,412
    346,642    Ranger, 0.20%, 3/12/10                                  346,642
    1,151,473  Santander, 0.33%, 7/23/10                            1,151,473
    345,174    SRCPP, 0.19%, 2/3/10                                    345,174
    710,625    SRCPP, 0.19%, 2/10/10                                   710,625
    203,181    TB LLC, 0.10%, 2/9/10                                   203,181
    304,354    TB LLC, 0.19%, 2/8/10                                   304,354
    558,158    TB LLC, 0.20%, 3/5/10                                   558,158
    217,918    US Bancorp, 0.26%, 5/6/10                               217,918
    406,009    WFC, 0.49%, 8/20/10                                     406,009
    1,014,363  WSTPAC, 0.25%, 5/27/10                               1,014,363
                                                           $     19,144,441
               Tri-party Repurchase Agreements:
    2,743,693  Barclays Capital Markets, 0.01%, 1/4/10     $       2,743,693
    4,061,571  Deutsche Bank, 0.01%, 1/4/10                         4,061,571
    2,030,785  JPMorgan, 0.01%, 1/4/10                              2,030,785
                                                           $       8,836,049
    Shares
               Money Market Mutual Funds:
    812,314    Blackrock Liquidity Temporary Cash Fund     $          812,314
    812,314    Dreyfus Preferred Money Market Fund                     812,314
                                                           $       1,624,628
               TOTAL SECURITIES LENDING COLLATERAL         $     37,751,330
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $37,751,330)                          $     37,751,330

                                                              Value

               TOTAL INVESTMENTS IN SECURITIES - 147.1%
               (Cost $501,801,298) (m)(n)                  $   508,779,312
               OTHER ASSETS AND LIABILITIES - (3.4)%       $    (11,875,282)
               PREFERRED SHARES AT REDEMPTION VALUE,
               INCLUDING DIVIDENDS PAYABLE - (43.7)%       $  (151,003,148)

               NET ASSETS APPLICABLE TO COMMON
               SHAREOWNERS - 100.0%                        $   345,900,882

           NR  Security not rated by S&P or Moody's.

       (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2009, the value of these securities amounted to
               $141,469,285 or 40.9% of total net assets applicable to common shareowners.

          (a) Floating rate note. The rate shown is the coupon rate at December 31, 2009.

          (b)  Security is in default and is non-income producing.

          (c) Payment-in Kind (PIK) security which may pay interest in additional principal amount.

          (d) Debt obligation initially issued at one coupon which converts to another coupon at a specific date. The rate shown is the rate at December 31, 2009.

          (e)  Security is priced as a unit.

          (f)  Security is a perpetual bond and has no definite maturity date.

          (g)  Indicates a security that has been deemed illiquid.
               The aggregate cost of illiquid securities is $3,293,400. The aggregate value of $2,489,553 represents 0.7% of total net assets applicable to common shareowners.

          (h) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London
               InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit
               (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2009.

          (i) On December 31, 2009, the security was not in default but defaulted after the period end.

          (j) Security is fair valued using fair value methods (other than prices supplied by independent pricing services).

          (k)  Non-income producing.


          (l)  Securities lending collateral is managed by Credit
               Suisse AG, New York Branch.

          (m) At December 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $502,267,763 was as follows:

               Aggregate gross unrealized gain for all investments in which
                  there is an excess of value over tax cos $     49,771,360

               Aggregate gross unrealized loss for all investments in which
                  there is an excess of tax cost over valu       (43,259,811)
               Net unrealized gain                         $       6,511,549

               For financial reporting purposes net unrealized gain was $6,978,014 and cost of investments aggregated $501,801,298.

          (n)  Distribution of investments by country of issue,
               as a percentage of total holdings, is as follows:
               United States                                         %
               Canada
3.8
               Norway
2.1
               Cayman Islands
1.7
               Bermuda
1.7
               Brazil
1.6
               United Kingdom
1.6
               Germany
1.1
               Netherlands
0.9
               Italy
0.7
               Australia
0.6
               Thailand
0.6
               Mexico
0.6
               Russia
0.5
               Argentina
0.4
               Virgin Islands
0.4
               Indonesia
0.3
               Israel
0.2
               Luxembourg
0.2
               Ireland
0.1
               Other (individually less than 1%)
                                                                     %
          (o)  At December 31, 2009, the following securities were out on loan:

    Principal
       Amount
       USD($)  Description                                 Market Value
          2,137Aleris International, Inc., 10.0%, 12/15/16 $            10,685
             17Allison Transmission, Inc., 11.0%, 11/1/15              181,650
             59Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (14             585,090
          6,175Cricket Communications, Inc., 9.375%, 11/1/          6,205,875
             15Freescale Semiconductor, Inc., Incremental              156,940
          1,665Graphic Packaging International, Inc., 9.5%          1,719,113
             97Hexion U.S. Finance Corp., 9.75%, 11/15/14              950,600
          2,394Intelsat Jackson Holdings, Ltd., 11.5%, 6/1          2,585,520
          2,133PAETEC Holding Corp., 9.5%, 7/15/15                  2,053,012
             80Park-Ohio Industries, Inc., 8.375%, 11/15/1             614,000
          3,418Sally Holdings LLC, 10.5%, 11/15/16                  3,674,350
             87Stonemor Operating LLC/Cornerstone Family S             886,243
          4,192Tenneco Automotive, Inc., 8.625%, 11/15/14           4,228,680
          2,569Texas Competitive Electric Holdings Co. LLC          2,080,890
             44U.S.I. Holdings Corp., 9.75%, 5/15/15 (144A             405,506
          4,395Univision Communications, 9.75%, 3/15/15 (1          3,911,550
               Waste Services, Inc., 9.5%, 4/15/14                       73,150
             74Wells Fargo Capital XV, 9.75%                           793,940
          3,653Yankee Acquisition Corp., 8.5%, 2/15/15              3,625,602
          1,485Yankee Acquisition Corp., 9.75%, 2/15/17             1,462,725

      Shares
               Charter Communications, Inc.                            195,250
                                                           $     36,400,371

               Note:  Principal amounts are denominated in U.S.
               dollars unless otherwise denoted.
               EURO
               ITL
               NOK

               Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
               Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
               Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December
31, 2009, in valuing the Trust's assets:


				Level 1  Level 2    Level 3    Total
Asset backed securities          $0      $9,139,862 $0       $9,139,862
Collateralized Mort Oblig         0       5,959,019  0        5,959,019
Corporate Bonds                   0     376,328,174  0      376,328,174
Convertible Bonds                 0      25,706,138  0       25,706,138
Municipal bonds                   0      19,261,656  0       19,261,656
Municipal collateralized debt     0       2,489,553  0        2,489,553
Soverign Debt obligations         0       5,912,723  0        5,912,723
Floating Rate Loan interests      0      11,957,858  0       11,957,858
Fixed rate loan interests(div     0           0      175,000    175,000
Fixed rate loan interests(sem     0       1,056,522   0        1,056,522
Common stocks                 8,532,443       0       0        8,532,443
Convertible Preferred Stocks    587,520       0       0          587,520
Convertible Preferred Stocks      0       2,421,645   0        2,421,645
Warrants(other industries)    1,499,909       0       0        1,499,909
Temporary Cash Investments        0      37,751,330   0       37,751,330
Total                     $10,619,872 $497,984,440 $175,000 $508,779,312

Other Financial Instruments     $0        $(615,959) $0   $(615,959)


               * Other financial instruments include foreign exchange contracts.

               Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
                                                   Fixed
                                               Rate Loan
                                               Interests
Balance as of 3                                       $0
Realized gain (                                        0
Change in unrea                                        0
Net purchases (                                  175,000
Transfers in an                                        0
Balance as of 1                                 $175,000

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2010

* Print the name and title of each signing officer under his or her signature.